UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006.

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raffles Associates, L.P.

   Address:   2 Penn Plaza, Suite 1920A, New York, NY 10121.

   Form 13F File Number:   None assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Paul H. O'Leary
   Title:   President of General Partner
   Phone:   212-760-2322

Signature, Place and Date of Signing:

   /s/ Paul H. O'Leary               New York, NY             February 14, 2007

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Raffles Associates, L.P.

Report Summary:

   Number of Other Included Managers:               0
   Form 13F Information Table Entry Total:         87
   Form 13F Information Table Value Total:   $140,468,000

List of Other Included Managers:

   None

Name: RAFFLES ASSOCIATES, L.P.
Form 13F Report  - December 31, 2006
Note on preparation of Report:

1.     NAME OF ISSUER and TITLE OF CLASS conformed to SEC Official List.
       (all entries)

2.     CUSIP changed per SEC Official List of 13F Securities:
       None.

3.     Omitted Record (not in SEC official List):
       None.

                                   TITLE
                                     OF              VALUE      SHARES/    SH/ PUT/           INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                 CLASS             CUSIP     (x$1000)    PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE  SHARED   NONE
-----------------------            -----           --------    --------    -------   --- ---- -------  --------  ----  ------   ----
ABX AIR INC                         COM             00080S101       506      73,000  SH         SOLE             SOLE     0       0
AFC ENTERPRISES INC                 COM             00104Q107     1,021      57,800  SH         SOLE             SOLE     0       0
AFFIRMATIVE INS HLDGS INC           COM             8272106         194      11,907  SH         SOLE             SOLE     0       0
AIRCASTLE LTD                       COM             G0129K104     6,189     209,800  SH         SOLE             SOLE     0       0
AMERICAN CMNTY PPTYS TR             COM             02520N106       264      13,600  SH         SOLE             SOLE     0       0
AMERICAN INDEPENDENCE CORP          COM NEW         26760405      1,419     131,387  SH         SOLE             SOLE     0       0
ATLANTIC AMERN CORP                 COM             48209100        109      36,763  SH         SOLE             SOLE     0       0
AURORA OIL & GAS CORP               COM             52036100        539     167,800  SH         SOLE             SOLE     0       0
AVALON HLDGS CORP                   CL A            05343P109     1,222     169,700  SH         SOLE             SOLE     0       0
BALDWIN TECHNOLOGY INC              CL A            58264102        320      63,900  SH         SOLE             SOLE     0       0
BEXIL CORP                          COM             88577101      1,429      43,200  SH         SOLE             SOLE     0       0
BNCCORP INC                         COM             55936108        549      42,452  SH         SOLE             SOLE     0       0
BPI ENERGY HOLDINGS INC             COM             55934103         52     100,000  SH         SOLE             SOLE     0       0
CANADIAN SUPERIOR ENERGY INC        COM             136644101     3,023   1,499,130  SH         SOLE             SOLE     0       0
CAPITAL BK CORP                     COM             139793103     5,526     321,269  SH         SOLE             SOLE     0       0
CAPITALSOURCE INC                   COM             14055X102       273      10,000  SH         SOLE             SOLE     0       0
CAPSTEAD MTG CORP                   COM NO PAR      14067E506     1,751     210,980  SH         SOLE             SOLE     0       0
CELANESE CORP DEL                   COM SER A       150870103     3,439     132,900  SH         SOLE             SOLE     0       0
CENTENNIAL BK HLDGS INC DEL         COM             151345303       237      25,000  SH         SOLE             SOLE     0       0
CORRIENTE RES INC                   COM             2.20E+106     1,126     320,100  SH         SOLE             SOLE     0       0
CORUS BANKSHARES INC                COM             220873103       577      25,000  SH         SOLE             SOLE     0       0
DEERFIELD TRIARC CAP CORP           COM             244572301     4,556     269,100  SH         SOLE             SOLE     0       0
DEVCON INTL CORP                    COM             251588109     1,389     248,550  SH         SOLE             SOLE     0       0
ENPRO INDS INC                      COM             29355X107     2,049      61,700  SH         SOLE             SOLE     0       0
ETRIALS WORLDWIDE INC               COM             29786P103       120      34,400  SH         SOLE             SOLE     0       0
FIRST LONG IS CORP                  COM             320734106     2,477      55,798  SH         SOLE             SOLE     0       0
FLANDERS CORP                       COM             338494107       463      46,800  SH         SOLE             SOLE     0       0
GAMMON LAKE RES INC                 COM             364915108     4,888     300,000  SH         SOLE             SOLE     0       0
GASCO ENERGY INC                    COM             367220100       163      66,600  SH         SOLE             SOLE     0       0
GOLD RESV INC                       CL A            38068N108       549     116,800  SH         SOLE             SOLE     0       0
GRAVITY CO LTD                      SPONSORED ADR   38911N107       496      84,765  SH         SOLE             SOLE     0       0
GTSI CORP                           COM             36238K103       803      86,746  SH         SOLE             SOLE     0       0
GULFPORT ENERGY CORP                COM NEW         402635304     1,109      81,590  SH         SOLE             SOLE     0       0
HOLLYWOOD MEDIA CORP                COM             436233100       541     128,490  SH         SOLE             SOLE     0       0
HUDSON CITY BANCORP                 COM             443683107     8,328     600,000  SH         SOLE             SOLE     0       0
IMA EXPLORATION INC                 COM             449664101        22      42,900  SH         SOLE             SOLE     0       0
I-MANY INC                          COM             44973Q103     1,875   1,136,094  SH         SOLE             SOLE     0       0
INDEPENDENCE HLDG CO NEW            COM NEW         453440307     1,482      67,889  SH         SOLE             SOLE     0       0
INDUSTRIAS BACHOCO S A DEC          SP ADR B&L SHS  456463108       365      12,600  SH         SOLE             SOLE     0       0
INFINITY ENERGY RESOURCES IN        COM PAR .0001   45663L403        63      18,651  SH         SOLE             SOLE     0       0
INTERPOOL INC                       COM             46062R108     2,153      92,155  SH         SOLE             SOLE     0       0
INTERSTATE HOTELS & RESRTS I        COM             46088S106     1,692     226,846  SH         SOLE             SOLE     0       0
KODIAK OIL & GAS CORP               COM             50015Q100       918     233,900  SH         SOLE             SOLE     0       0
LEXINGTON CORP PPTYS TR             COM             529043101     2,388     106,500  SH         SOLE             SOLE     0       0
LIBERTY BANCORP INC                 COM             53017Q102     1,754     164,123  SH         SOLE             SOLE     0       0
LIBERTY GLOBAL INC                  COM SER A       530555101     7,914     271,485  SH         SOLE             SOLE     0       0
LIBERTY GLOBAL INC                  COM SER C       530555309     6,935     247,694  SH         SOLE             SOLE     0       0
LIBERTY MEDIA HLDG CORP             INT COM SER A   53071M104     2,165     100,350  SH         SOLE             SOLE     0       0
LIBERTY MEDIA HLDG CORP             CAP COM SER A   53071M302     3,436      35,070  SH         SOLE             SOLE     0       0
MAYS J W INC                        COM             578473100       957      45,020  SH         SOLE             SOLE     0       0
MCMORAN EXPLORATION CO              COM             582411104       498      35,000  SH         SOLE             SOLE     0       0
MERCER INS GROUP INC                COM             587902107     2,351     116,635  SH         SOLE             SOLE     0       0
MERRIMAC INDS INC                   COM             590262101     1,119     111,900  SH         SOLE             SOLE     0       0
MESA AIR GROUP INC                  COM             590479101     1,397     163,015  SH         SOLE             SOLE     0       0
MICROTUNE INC DEL                   COM             59514P109       728     154,800  SH         SOLE             SOLE     0       0
MILLENNIUM BANKSHARES CORP          COM             60037B106       450      48,232  SH         SOLE             SOLE     0       0
MITCHAM INDS INC                    COM             606501104       751      62,885  SH         SOLE             SOLE     0       0
MOHAWK INDS INC                     COM             608190104       427       5,700  SH         SOLE             SOLE     0       0
NAPCO SEC SYS INC                   COM             630402105     2,941     501,060  SH         SOLE             SOLE     0       0
NEOMAGIC CORP                       COM NEW         640497202     4,708     801,991  SH         SOLE             SOLE     0       0
NEVSUN RES LTD                      COM             64156L101       525     240,000  SH         SOLE             SOLE     0       0
NEWCASTLE INVT CORP                 COM             65105M108     8,309     265,300  SH         SOLE             SOLE     0       0
NEWKIRK REALTY TR INC               COM             651497109     3,649     202,300  SH         SOLE             SOLE     0       0
NGP CAP RES CO                      COM             62912R107       168      10,000  SH         SOLE             SOLE     0       0
OREZONE RES INC                     COM             685921108       118      83,100  SH         SOLE             SOLE     0       0
OYO GEOSPACE CORP                   COM             671074102       591      10,179  SH         SOLE             SOLE     0       0
PDI INC                             COM             69329V100       254      25,000  SH         SOLE             SOLE     0       0
PENNFED FINL SVCS INC               COM             708167101       345      17,833  SH         SOLE             SOLE     0       0
PLATO LEARNING INC                  COM             72764Y100       765     141,414  SH         SOLE             SOLE     0       0
POLYMET MINING CORP                 COM             731916102       942     300,000  SH         SOLE             SOLE     0       0
PRESIDENTIAL RLTY CORP NEW          CL B            741004204       312      44,600  SH         SOLE             SOLE     0       0
PSB BANCORP INC                     COM             693604100     2,986     182,100  SH         SOLE             SOLE     0       0
REFAC OPTICAL GROUP                 COM             758960108       381      95,174  SH         SOLE             SOLE     0       0
RENTRAK CORP                        COM             760174102     1,818     117,300  SH         SOLE             SOLE     0       0
REPUBLIC PROPERTY TR                COM             760737106       289      25,000  SH         SOLE             SOLE     0       0
SMITH & WOLLENSKY RESTAURANT        COM             831758107       974     191,277  SH         SOLE             SOLE     0       0
SOUTHERN MO BANCORP INC             COM             843380106       360      24,610  SH         SOLE             SOLE     0       0
TARRAGON CORP                       COM             876287103       404      33,157  SH         SOLE             SOLE     0       0
TENGASCO INC                        COM NEW         88033R205       136     193,904  SH         SOLE             SOLE     0       0
THAI FD INC                         COM             882904105       323      29,400  SH         SOLE             SOLE     0       0
TUXIS CORP                          COM             901144105       700     116,700  SH         SOLE             SOLE     0       0
TVIA INC                            COM             87307P101       671     593,971  SH         SOLE             SOLE     0       0
U S G CORP                          COM NEW         903293405     2,740      50,000  SH         SOLE             SOLE     0       0
W & T OFFSHORE INC                  COM             92922P106     1,843      60,000  SH         SOLE             SOLE     0       0
WEB COM INC                         COM NEW         94732Q100        67      16,000  SH         SOLE             SOLE     0       0
WILSHIRE ENTERPRISES INC            COM             971889100       743     163,200  SH         SOLE             SOLE     0       0
WINTHROP RLTY TR                    SH BEN INT      976391102     2,870     418,955  SH         SOLE             SOLE     0       0
                                                                140,468